Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	€ 21,545	€ 21,297
External purchases	(9,347)	(9,050)
Other operating income	376	366
Other operating expenses	(150)	(231)
Labor expenses	(4,624)	(4,329)
Operating taxes and levies	(1,223)	(1,235)
Gains (losses) on disposal of fixed assets, investments and activities	50	36
Restructuring costs	(35)	(47)
Depreciation and amortization of financed assets	(59)	(47)
Depreciation and amortization of right-of-use assets	(745)	(762)
Impairment of right-of-use assets	(28)	5
Depreciation and amortization of fixed assets	(3,604)	(3,585)
Reclassification of translation adjustment from liquidated entities		3
Impairment of fixed assets	(4)	(2)
Share of profits (losses) of associates and joint ventures	(8)	1
Operating income	2,142	2,420
Cost of gross financial debt excluding financed assets	(528)	(297)
Interests on debts related to financed assets	(6)	(1)
Gains (losses) on assets contributing to net financial debt	130	(9)
Foreign exchange gain (loss)	(32)	(40)
Interests on lease liabilities	(116)	(61)
Other net financial expenses	(40)	36
Finance costs, net	(592)	(373)
Income taxes	(461)	(580)
Consolidated net income	1,088	1,467
Operating segments [member]
Disclosure of operating segments [line items]
Revenue		21,297
External purchases		(9,039)
Other operating income		366
Other operating expenses		(222)
Labor expenses		(4,361)
Operating taxes and levies		(1,235)
Depreciation and amortization of financed assets		(47)
Depreciation and amortization of right-of-use assets		(762)
Impairment of right-of-use assets		(1)
Interests on debts related to financed assets		(1)
Interests on lease liabilities		(61)
EBITDAaL		5,934
Significant litigations		(2)
Specific labour expenses		35
Fixed assets, investments and businesses portfolio review		36
Restructuring programs costs		(41)
Acquisition and integration costs		(21)
Depreciation and amortization of fixed assets		(3,585)
Reclassification of translation adjustment from liquidated entities		3
Impairment of fixed assets		(2)
Share of profits (losses) of associates and joint ventures		1
Elimination of interests on debts related to financed assets		1
Elimination of interests on lease liabilities		61
Operating income		2,420
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(16)	(11)
Other operating expenses	41	(9)
Labor expenses	(265)	33
Operating taxes and levies	(2)
Gains (losses) on disposal of fixed assets, investments and activities	50	36
Restructuring costs	(35)	(47)
Depreciation and amortization of right-of-use assets	(3)
Impairment of right-of-use assets	(28)	6
Interests on debts related to financed assets	6	1
Interests on lease liabilities	116	61
EBITDAaL	(137)	70
Significant litigations	(57)	2
Specific labour expenses	265	(35)
Fixed assets, investments and businesses portfolio review	(50)	(36)
Restructuring programs costs	70	41
Acquisition and integration costs	31	21
Elimination of interests on debts related to financed assets	(6)	(1)
Elimination of interests on lease liabilities	(116)	(61)
Telecom activities and Mobile Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	21,545
External purchases	(9,331)
Other operating income	376
Other operating expenses	(191)
Labor expenses	(4,359)
Operating taxes and levies	(1,221)
Depreciation and amortization of financed assets	(59)
Depreciation and amortization of right-of-use assets	(742)
Interests on debts related to financed assets	(6)
Interests on lease liabilities	(116)
EBITDAaL	5,895
Significant litigations	57
Specific labour expenses	(265)
Fixed assets, investments and businesses portfolio review	50
Restructuring programs costs	(70)
Acquisition and integration costs	(31)
Depreciation and amortization of fixed assets	(3,604)
Impairment of fixed assets	(4)
Share of profits (losses) of associates and joint ventures	(8)
Elimination of interests on debts related to financed assets	6
Elimination of interests on lease liabilities	116
Operating income	2,142
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(4)	(4)
External purchases	5	9
Other operating income	(2)	(8)
Other operating expenses	1	4
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	21,549	21,301
External purchases	(9,274)	(8,984)
Other operating income	300	309
Other operating expenses	(158)	(211)
Labor expenses	(4,318)	(4,321)
Operating taxes and levies	(1,220)	(1,234)
Depreciation and amortization of financed assets	(59)	(47)
Depreciation and amortization of right-of-use assets	(740)	(761)
Impairment of right-of-use assets		(1)
Interests on debts related to financed assets	(6)	(1)
Interests on lease liabilities	(116)	(61)
EBITDAaL	5,957	5,989
Significant litigations	57	(2)
Specific labour expenses	(265)	36
Fixed assets, investments and businesses portfolio review	50	36
Restructuring programs costs	(70)	(41)
Acquisition and integration costs	(31)	(21)
Depreciation and amortization of fixed assets	(3,593)	(3,563)
Reclassification of translation adjustment from liquidated entities		3
Impairment of fixed assets	(4)	(2)
Share of profits (losses) of associates and joint ventures	(8)	1
Elimination of interests on debts related to financed assets	6	1
Elimination of interests on lease liabilities	116	61
Operating income	2,215	2,499
Gains (losses) on assets contributing to net financial debt	130	(9)
Foreign exchange gain (loss)	(32)	(40)
Finance costs, net	(592)	(373)
Consolidated net income	1,161	1,546
Telecom activities, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(4)	(4)
Telecom activities, operating segment [member] | Elimination of intersegment amounts within Telecom activities
Disclosure of operating segments [line items]
Revenue	(1,210)	(1,220)
External purchases	2,171	2,172
Other operating income	(1,629)	(1,629)
Other operating expenses	668	677
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	8,691	8,827
External purchases	(3,572)	(3,537)
Other operating income	594	618
Other operating expenses	(260)	(250)
Labor expenses	(1,711)	(1,775)
Operating taxes and levies	(662)	(664)
Depreciation and amortization of financed assets	(59)	(47)
Depreciation and amortization of right-of-use assets	(126)	(130)
Interests on debts related to financed assets	(6)	(1)
Interests on lease liabilities	(29)	(5)
EBITDAaL	2,859	3,035
Significant litigations	95
Specific labour expenses	(188)	(39)
Restructuring programs costs	(2)	(13)
Depreciation and amortization of fixed assets	(1,602)	(1,551)
Share of profits (losses) of associates and joint ventures	(12)	(3)
Elimination of interests on debts related to financed assets	6	1
Elimination of interests on lease liabilities	29	5
Operating income	1,186	1,436
France (excluding Enterprise), operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(359)	(342)
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,546	5,325
External purchases	(3,290)	(3,164)
Other operating income	187	188
Other operating expenses	(145)	(183)
Labor expenses	(528)	(497)
Operating taxes and levies	(120)	(141)
Depreciation and amortization of right-of-use assets	(184)	(187)
Interests on lease liabilities	(37)	(18)
EBITDAaL	1,430	1,323
Fixed assets, investments and businesses portfolio review	25	20
Restructuring programs costs	(10)	(11)
Acquisition and integration costs	(26)	(13)
Depreciation and amortization of fixed assets	(1,078)	(1,076)
Impairment of fixed assets	(3)
Share of profits (losses) of associates and joint ventures	(4)	(1)
Elimination of interests on lease liabilities	37	18
Operating income	371	260
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(64)	(70)
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts within Europe
Disclosure of operating segments [line items]
Revenue	(5)	(5)
External purchases	5	5
Other operating income	(2)
Other operating expenses	2
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,321	2,265
External purchases	(1,414)	(1,407)
Other operating income	46	47
Other operating expenses	(74)	(77)
Labor expenses	(135)	(128)
Operating taxes and levies	(64)	(82)
Depreciation and amortization of right-of-use assets	(82)	(86)
Interests on lease liabilities	(15)	(8)
EBITDAaL	582	524
Restructuring programs costs		(8)
Acquisition and integration costs	(3)
Depreciation and amortization of fixed assets	(513)	(543)
Elimination of interests on lease liabilities	15	8
Operating income	81	(19)
Spain, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(22)	(25)
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,230	3,065
External purchases	(1,880)	(1,762)
Other operating income	142	141
Other operating expenses	(72)	(106)
Labor expenses	(392)	(369)
Operating taxes and levies	(56)	(59)
Depreciation and amortization of right-of-use assets	(101)	(101)
Interests on lease liabilities	(22)	(10)
EBITDAaL	848	799
Fixed assets, investments and businesses portfolio review	25	20
Restructuring programs costs	(10)	(3)
Acquisition and integration costs	(23)	(13)
Depreciation and amortization of fixed assets	(565)	(533)
Impairment of fixed assets	(3)
Share of profits (losses) of associates and joint ventures	(4)	(1)
Elimination of interests on lease liabilities	22	10
Operating income	290	278
Other European countries, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(47)	(51)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,472	3,381
External purchases	(1,352)	(1,335)
Other operating income	23	21
Other operating expenses	(117)	(113)
Labor expenses	(296)	(290)
Operating taxes and levies	(348)	(324)
Depreciation and amortization of right-of-use assets	(94)	(95)
Interests on lease liabilities	(28)	(31)
EBITDAaL	1,260	1,214
Significant litigations	(38)
Fixed assets, investments and businesses portfolio review	3	2
Restructuring programs costs	(2)	(4)
Depreciation and amortization of fixed assets	(516)	(509)
Impairment of fixed assets	(2)	(2)
Share of profits (losses) of associates and joint ventures	9	7
Elimination of interests on lease liabilities	28	31
Operating income	742	739
Africa and Middle-East, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(86)	(83)
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,944	3,888
External purchases	(2,173)	(2,041)
Other operating income	98	90
Other operating expenses	(297)	(337)
Labor expenses	(1,135)	(1,109)
Operating taxes and levies	(40)	(48)
Depreciation and amortization of right-of-use assets	(83)	(75)
Impairment of right-of-use assets	(1)	(1)
Interests on lease liabilities	(5)	(2)
EBITDAaL	311	364
Specific labour expenses	(29)	(4)
Fixed assets, investments and businesses portfolio review	12	3
Restructuring programs costs	(4)	(11)
Depreciation and amortization of fixed assets	(176)	(205)
Reclassification of translation adjustment from liquidated entities		3
Elimination of interests on lease liabilities	5	2
Operating income	118	152
Enterprise, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(177)	(196)
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	342	328
External purchases	(59)	(59)
Labor expenses	(8)	(6)
Operating taxes and levies	(3)	(4)
Depreciation and amortization of right-of-use assets	(83)	(78)
Interests on lease liabilities	(5)	(2)
EBITDAaL	183	180
Depreciation and amortization of fixed assets	(61)	(61)
Elimination of interests on lease liabilities	5	2
Operating income	127	120
Totem | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(278)	(272)
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	763	772
External purchases	(999)	(1,019)
Other operating income	1,027	1,020
Other operating expenses	(7)	(5)
Labor expenses	(640)	(644)
Operating taxes and levies	(47)	(53)
Depreciation and amortization of right-of-use assets	(171)	(195)
Interests on lease liabilities	(12)	(3)
EBITDAaL	(86)	(128)
Significant litigations		(2)
Specific labour expenses	(48)	79
Fixed assets, investments and businesses portfolio review	8	12
Restructuring programs costs	(52)	(2)
Acquisition and integration costs	(4)	(7)
Depreciation and amortization of fixed assets	(160)	(161)
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	(1)	(2)
Elimination of interests on lease liabilities	12	3
Operating income	(329)	(207)
International Carriers and Shared Services, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(249)	(261)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(62)	(64)
Other operating income	77	65
Other operating expenses	(35)	(14)
Labor expenses	(41)	(40)
Operating taxes and levies	(1)	(1)
Depreciation and amortization of right-of-use assets	(2)	(2)
EBITDAaL	(62)	(56)
Acquisition and integration costs		(1)
Depreciation and amortization of fixed assets	(11)	(23)
Operating income	(73)	(80)
Consolidated net income	€ (73)	€ (80)